Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	May 31, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016	Sep. 30, 2016	May 31, 2016	Nov. 30, 2015	May 31, 2015	Nov. 30, 2014
Class J
Account Value [Line Items]
Line Graph and Table Measure Name	Class J
Account Value	$ 10,000	$ 28,583		$ 25,009		$ 24,450		$ 23,756		$ 17,734		$ 15,813		$ 14,431		$ 12,684			$ 10,830		$ 10,218
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 813,538		$ 693,182		$ 631,775		$ 678,054		$ 534,702		$ 454,557		$ 395,115		$ 353,516		$ 283,304			$ 257,924		$ 250,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 30,483		26,154		24,013		25,941		20,589		17,628		15,417		13,883		11,195			10,254		10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value		2,597,805		2,266,277		2,208,979		2,139,885		1,592,921		1,415,825		1,288,242		1,128,491		$ 1,000,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,000	30,418		23,729		23,056		23,125		16,480		14,605		14,073		12,303			$ 10,474		$ 10,297
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 875,051		653,554		574,100		632,339		494,320		420,854		362,462		341,062		277,572			256,872		250,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,002		$ 26,142		$ 22,964		$ 25,294		$ 19,773		$ 16,834		$ 14,498		$ 13,642		$ 11,103			$ 10,275		$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value		$ 2,789,254		$ 2,175,933		$ 2,114,163		$ 2,120,513		$ 1,511,215		$ 1,339,284		$ 1,290,467		$ 1,128,189		$ 1,000,000